COMMON STOCK Restricted Stock - Market Based Awards Fair Value Assumptions (Details) (Restricted Stock - Market Based Awards [Member], USD $)	12 Months Ended
	Dec. 31, 2012 Rate	Dec. 31, 2011 Rate	Dec. 31, 2010
Restricted Stock - Market Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term of award	3 years	3 years
Risk-free interest rate	0.30%	1.10%
Expected Volatility	65.30%	74.20%
Weighted-average grant date fair value per share	$ 36.54	$ 58.53	$ 0